Supplementary Cash Flow Information Supplemental Cashflow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 376,563	$ 353,241	$ 293,361	$ 424,169
Restricted cash – current	15,916	56,777	60,463	40,493
Restricted cash – non-current	50,068	44,849	38,932	40,977
Cash, cash equivalents, restricted cash and restricted cash equivalents	442,547	456,325	392,756	505,639
Cash and cash equivalents
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	0	1,121	0	0
Restricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Restricted Cash and Cash Equivalents	$ 0	$ 337	$ 0	$ 0